Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts, Current [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 31.4	$ 36.5	$ 37.1
Charged to Expense or Other Accounts	7.1	4.8	8.7
Write-offs and Other Adjustments	(12.6)	(9.9)	(9.3)
Balance at End of Period	25.9	31.4	36.5
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	282.1	227.4	236.4
Charged to Expense or Other Accounts	(32.6)	65.1	(6.5)
Write-offs and Other Adjustments	3.6	(10.4)	(2.5)
Balance at End of Period	253.1	282.1	227.4
Allowance For Other Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	36.7	40.4	43.2
Charged to Expense or Other Accounts	(32.6)	(3.3)	(1.3)
Write-offs and Other Adjustments	(0.2)	(0.4)	(1.5)
Balance at End of Period	$ 3.9	$ 36.7	$ 40.4